Summary of Net Realized Investment Gains And Losses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Realized Investment Gains and Losses
Gross realized gains	$ 52	$ 49	$ 11
Gross realized losses	11	89	36
Non-credit losses included in other comprehensive income	$ 4	$ 6	$ 2